                     SUPPLEMENT DATED SEPTEMBER 7, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

INCOME PROTECTOR

    A. NEW WITHDRAWAL FACTOR PERCENTAGES FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 13, 2010

   If the Income Protector rider is elected with the purchase of the contract, new Withdrawal Factor Percentages for Income Protector will apply for contracts issued on or after the later of September 13, 2010, or the date on which state insurance authorities approve contract modifications.

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:

                          AGE OF    SINGLE     JOINT
                          YOUNGER  ANNUITANT ANNUITANT
                         ANNUITANT CONTRACT  CONTRACT
                         -----------------------------
                           50-54     3.00%     2.75%
                           55-59     4.00%     3.75%
                           60-64     4.50%     4.25%
                           65-69     5.25%     5.00%
                           70-74     6.00%     5.75%
                           75-79     6.25%     6.00%
                            80+      7.00%     6.75%
                         -----------------------------

   FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:

                          AGE OF    SINGLE     JOINT
                          YOUNGER  ANNUITANT ANNUITANT
                         ANNUITANT CONTRACT  CONTRACT
                         -----------------------------
                           50-54     3.00%     2.75%
                           55-59     4.00%     3.75%
                           60-64     4.50%     4.25%
                           65-69     5.00%     4.75%
                           70-74     5.50%     5.25%
                           75-79     6.00%     5.75%
                            80+      7.00%     6.75%
                         -----------------------------

   The disclosure in the "Income Protector" section of the prospectus, under the heading "Withdrawal Limit" on page 42 of the prospectus, is revised accordingly.

48928NY SUPPC 09/07/10

    B. EXAMPLES

   The examples for Income Protector that begin on page 48 of the prospectus will remain as examples for contracts issued before the later of September 13, 2010, or the date on which state insurance authorities approve contract modifications. The following examples will be added for contracts issued on or after the later of September 13, 2010, or the date on which state insurance authorities approve contract modifications.

   EXAMPLES

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

   The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) the contract earns a net return of -2% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    56           $100,000        $    0        $96,868       $100,000    $100,000    $106,000      $106,000     $100,000
    57             96,868             0         93,730        100,000     100,000     112,360       112,360      100,000
    58             93,730             0         90,583        100,000     100,000     119,102       119,102      100,000
    59             90,583             0         87,422        100,000     100,000     126,248       126,248      100,000
    60             87,422             0         84,244        100,000     100,000     133,823       133,823      100,000
    61             84,244             0         81,044        100,000     100,000     141,852       141,852      100,000
    62             81,044             0         77,817        100,000     100,000     150,363       150,363      100,000
    63             77,817             0         74,557        100,000     100,000     159,385       159,385      100,000
    64             74,557             0         71,261        100,000     100,000     168,948       168,948      100,000
    65             71,261         9,402         58,521        100,000     100,000     179,085       179,085       86,158
    66             58,521         9,402         45,993        100,000     100,000     179,085       179,085       71,535
    67             45,993         9,402         33,676        100,000     100,000     179,085       179,085       55,922
    68             33,676         9,402         21,606        100,000     100,000     179,085       179,085       38,966
    69             21,606         9,402          9,777        100,000     100,000     179,085       179,085       19,864
    70              9,777         9,402              0        100,000     100,000     179,085       179,085            0
    71                  0         9,402              0        100,000     100,000     179,085       179,085            0
    72                  0         9,402              0        100,000     100,000     179,085       179,085            0
    73                  0         9,402              0        100,000     100,000     179,085       179,085            0
    74                  0         9,402              0        100,000     100,000     179,085       179,085            0
    75                  0         9,402              0        100,000     100,000     179,085       179,085            0
    76                  0         9,402              0        100,000     100,000     179,085       179,085            0
    77                  0         9,402              0        100,000     100,000     179,085       179,085            0
    78                  0         9,402              0        100,000     100,000     179,085       179,085            0

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    79              $0           $9,402           $0         $100,000    $100,000    $179,085      $179,085        $0
    80               0            9,402            0          100,000     100,000     179,085       179,085         0
    81               0            9,402            0          100,000     100,000     179,085       179,085         0
    82               0            9,402            0          100,000     100,000     179,085       179,085         0
    83               0            9,402            0          100,000     100,000     179,085       179,085         0
    84               0            9,402            0          100,000     100,000     179,085       179,085         0
    85               0            9,402            0          100,000     100,000     179,085       179,085         0
    86               0            9,402            0          100,000     100,000     179,085       179,085         0
    87               0            9,402            0          100,000     100,000     179,085       179,085         0
    88               0            9,402            0          100,000     100,000     179,085       179,085         0
    89               0            9,402            0          100,000     100,000     179,085       179,085         0
    90               0            9,402            0          100,000     100,000     179,085       179,085         0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) the contract earns a net return of 8% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    56           $100,000        $     0       $106,826      $100,000    $100,000    $106,000      $106,000     $106,826
    57            106,826              0        114,127       100,000     106,826     112,360       112,360      114,127
    58            114,127              0        121,938       100,000     114,127     119,102       119,102      121,938
    59            121,938              0        130,291       100,000     121,938     126,248       126,248      130,291
    60            130,291              0        139,225       100,000     130,291     133,823       133,823      139,225
    61            139,225              0        148,777       100,000     139,225     141,852       141,852      148,777
    62            148,777              0        158,990       100,000     148,777     150,363       150,363      158,990
    63            158,990              0        169,908       100,000     158,990     159,385       159,385      169,908
    64            169,908              0        181,576       100,000     169,908     168,948       169,908      181,576
    65            181,576          9,533        184,513       100,000     181,576     179,085       181,576      184,513
    66            184,513          9,687        187,498       100,000     184,513     179,085       184,513      187,498
    67            187,498          9,844        190,530       100,000     187,498     179,085       187,498      190,530
    68            190,530         10,003        193,612       100,000     190,530     179,085       190,530      193,612
    69            193,612         10,165        196,744       100,000     193,612     179,085       193,612      196,744
    70            196,744         10,329        199,926       100,000     196,744     179,085       196,744      199,926
    71            199,926         10,496        203,160       100,000     199,926     179,085       199,926      203,160
    72            203,160         10,666        206,446       100,000     203,160     179,085       203,160      206,446
    73            206,446         10,838        209,786       100,000     206,446     179,085       206,446      209,786
    74            209,786         11,014        213,179       100,000     209,786     179,085       209,786      213,179
    75            213,179         11,192        216,627       100,000     213,179     179,085       213,179      216,627
    76            216,627         11,373        222,585       100,000     216,627     179,085       216,627      222,585
    77            222,585         11,686        228,706       100,000     222,585     179,085       222,585      228,706
    78            228,706         12,007        234,995       100,000     228,706     179,085       228,706      234,995
    79            234,995         12,337        241,458       100,000     234,995     179,085       234,995      241,458
    80            241,458         12,677        248,098       100,000     241,458     179,085       241,458      248,098
    81            248,098         13,025        254,920       100,000     248,098     179,085       248,098      254,920
    82            254,920         13,383        261,931       100,000     254,920     179,085       254,920      261,931
    83            261,931         13,751        269,134       100,000     261,931     179,085       261,931      269,134
    84            269,134         14,130        276,535       100,000     269,134     179,085       269,134      276,535
    85            276,535         14,518        284,140       100,000     276,535     179,085       276,535      284,140
    86            284,140         14,917        291,953       100,000     284,140     179,085       284,140      291,953
    87            291,953         15,328        299,982       100,000     291,953     179,085       291,953      299,982
    88            299,982         15,749        308,232       100,000     299,982     179,085       299,982      308,232
    89            308,232         16,182        316,708       100,000     308,232     179,085       308,232      316,708
    90            316,708         16,627        325,417       100,000     316,708     179,085       316,708      325,417
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

       (4) the Roll-Up Value increases for one year;

       (5) the contract earns a net return of -2% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    75           $100,000        $6,625        $89,746       $100,000    $100,000    $106,000      $106,000      $93,375
    76             89,746         6,625         79,698        100,000     100,000     106,000       106,000       86,750
    77             79,698         6,625         69,883        100,000     100,000     106,000       106,000       80,125
    78             69,883         6,625         60,297        100,000     100,000     106,000       106,000       73,500
    79             60,297         6,625         50,936        100,000     100,000     106,000       106,000       66,875
    80             50,936         6,625         41,755        100,000     100,000     106,000       106,000       60,250
    81             41,755         6,625         32,791        100,000     100,000     106,000       106,000       53,625
    82             32,791         6,625         24,038        100,000     100,000     106,000       106,000       47,000
    83             24,038         6,625         15,494        100,000     100,000     106,000       106,000       40,375
    84             15,494         6,625          7,153        100,000     100,000     106,000       106,000       33,750
    85              7,153         6,625              0        100,000     100,000     106,000       106,000       27,125
    86                  0         6,625              0        100,000     100,000     106,000       106,000       20,500
    87                  0         6,625              0        100,000     100,000     106,000       106,000       13,875
    88                  0         6,625              0        100,000     100,000     106,000       106,000        7,250
    89                  0         6,625              0        100,000     100,000     106,000       106,000          625
    90                  0         6,625              0        100,000     100,000     106,000       106,000            0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

       (4) the Roll-Up Value increases for one year;

       (5) the contract earns a net return of 8% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    75           $100,000        $6,625        $99,686       $100,000    $100,000    $106,000      $106,000      $99,686
    76             99,686         6,625         99,346        100,000     100,000     106,000       106,000       99,346
    77             99,346         6,625         99,013        100,000     100,000     106,000       106,000       99,013
    78             99,013         6,625         98,687        100,000     100,000     106,000       106,000       98,687
    79             98,687         6,625         98,370        100,000     100,000     106,000       106,000       98,370
    80             98,370         6,625         98,061        100,000     100,000     106,000       106,000       98,061
    81             98,061         6,625         97,762        100,000     100,000     106,000       106,000       97,762
    82             97,762         6,625         97,472        100,000     100,000     106,000       106,000       97,472
    83             97,472         6,625         97,194        100,000     100,000     106,000       106,000       97,194
    84             97,194         6,625         96,927        100,000     100,000     106,000       106,000       96,927
    85             96,927         6,625         96,674        100,000     100,000     106,000       106,000       96,674
    86             96,674         6,625         96,434        100,000     100,000     106,000       106,000       96,434
    87             96,434         6,625         96,209        100,000     100,000     106,000       106,000       96,209
    88             96,209         6,625         96,000        100,000     100,000     106,000       106,000       96,000
    89             96,000         6,625         95,808        100,000     100,000     106,000       106,000       95,808
    90             95,808         6,625         95,635        100,000     100,000     106,000       106,000       95,635
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) at age 65, the owner takes an excess withdrawal of $5,000;

       (6) the contract earns a net return of -2% before rider charges are deducted; and

       (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $96,669       $100,000    $100,000    $106,000      $106,000     $100,000
    53             96,669              0        93,337        100,000     100,000     112,360       112,360      100,000
    54             93,337              0        89,999        100,000     100,000     119,102       119,102      100,000
    55             89,999              0        86,652        100,000     100,000     126,248       126,248      100,000
    56             86,652              0        83,291        100,000     100,000     133,823       133,823      100,000
    57             83,291              0        79,911        100,000     100,000     141,852       141,852      100,000
    58             79,911              0        76,508        100,000     100,000     150,363       150,363      100,000
    59             76,508              0        73,076        100,000     100,000     159,385       159,385      100,000
    60             73,076              0        69,611        100,000     100,000     168,948       168,948      100,000
    61             69,611              0        66,107        100,000     100,000     179,085       179,085      100,000
    62             66,107              0        62,632        100,000     100,000     179,085       179,085      100,000
    63             62,632              0        59,225        100,000     100,000     179,085       179,085      100,000
    64             59,225              0        55,887        100,000     100,000     179,085       179,085      100,000
    65             55,887         14,402        38,214         88,430      88,430     158,364       158,364       80,116
    66             38,214          8,314        27,198         88,430      88,430     158,364       158,364       71,801
    67             27,198          8,314        16,424         88,430      88,430     158,364       158,364       63,487
    68             16,424          8,314         5,883         88,430      88,430     158,364       158,364       55,173
    69              5,883          8,314             0         88,430      88,430     158,364       158,364       46,859
    70                  0          8,314             0         88,430      88,430     158,364       158,364       38,545
    71                  0          8,314             0         88,430      88,430     158,364       158,364       30,231
    72                  0          8,314             0         88,430      88,430     158,364       158,364            0
    73                  0          8,314             0         88,430      88,430     158,364       158,364            0
    74                  0          8,314             0         88,430      88,430     158,364       158,364            0
    75                  0          8,314             0         88,430      88,430     158,364       158,364            0
    76                  0          8,314             0         88,430      88,430     158,364       158,364            0
    77                  0          8,314             0         88,430      88,430     158,364       158,364            0
    78                  0          8,314             0         88,430      88,430     158,364       158,364            0
    79                  0          8,314             0         88,430      88,430     158,364       158,364            0
    80                  0          8,314             0         88,430      88,430     158,364       158,364            0
    81                  0          8,314             0         88,430      88,430     158,364       158,364            0
    82                  0          8,314             0         88,430      88,430     158,364       158,364            0
    83                  0          8,314             0         88,430      88,430     158,364       158,364            0
    84                  0          8,314             0         88,430      88,430     158,364       158,364            0
    85                  0          8,314             0         88,430      88,430     158,364       158,364            0
    86                  0          8,314             0         88,430      88,430     158,364       158,364            0
    87                  0          8,314             0         88,430      88,430     158,364       158,364            0
    88                  0          8,314             0         88,430      88,430     158,364       158,364            0
    89                  0          8,314             0         88,430      88,430     158,364       158,364            0
    90                  0          8,314             0         88,430      88,430     158,364       158,364            0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) at age 65, the owner takes an excess withdrawal of $5,000;

       (6) the contract earns a net return of 8% before rider charges are deducted; and

       (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,620      $100,000    $100,000    $106,000      $106,000     $106,620
    53            106,620              0        113,699       100,000     106,620     112,360       112,360      113,699
    54            113,699              0        121,270       100,000     113,699     119,102       119,102      121,270
    55            121,270              0        129,365       100,000     121,270     126,248       126,248      129,365
    56            129,365              0        138,023       100,000     129,365     133,823       133,823      138,023
    57            138,023              0        147,280       100,000     138,023     141,852       141,852      147,280
    58            147,280              0        157,178       100,000     147,280     150,363       150,363      157,178
    59            157,178              0        167,760       100,000     157,178     159,385       159,385      167,760
    60            167,760              0        179,072       100,000     167,760     168,948       168,948      179,072
    61            179,072              0        191,163       100,000     179,072     179,085       179,085      191,163
    62            191,163              0        204,086       100,000     191,163     179,085       191,163      204,086
    63            204,086              0        217,896       100,000     204,086     179,085       204,086      217,896
    64            217,896              0        232,654       100,000     217,896     179,085       217,896      232,654
    65            232,654         17,214        231,211        97,883     232,654     175,294       232,654      231,211
    66            231,211         11,956        234,989        97,883     227,729     175,294       227,729      234,989
    67            234,989         12,337        238,631        97,883     234,989     175,294       234,989      238,631
    68            238,631         12,528        242,358        97,883     238,631     175,294       238,631      242,358
    69            242,358         12,724        246,170        97,883     242,358     175,294       242,358      246,170
    70            246,170         12,924        250,070        97,883     246,170     175,294       246,170      250,070
    71            250,070         13,129        254,060        97,883     250,070     175,294       250,070      254,060
    72            254,060         13,338        261,047        97,883     254,060     175,294       254,060      261,047
    73            261,047         13,705        268,226        97,883     261,047     175,294       261,047      268,226
    74            268,226         14,082        275,602        97,883     268,226     175,294       268,226      275,602
    75            275,602         14,469        283,181        97,883     275,602     175,294       275,602      283,181
    76            283,181         14,867        290,968        97,883     283,181     175,294       283,181      290,968
    77            290,968         15,276        298,970        97,883     290,968     175,294       290,968      298,970
    78            298,970         15,696        307,192        97,883     298,970     175,294       298,970      307,192
    79            307,192         16,128        315,639        97,883     307,192     175,294       307,192      315,639
    80            315,639         16,571        324,319        97,883     315,639     175,294       315,639      324,319
    81            324,319         17,027        333,238        97,883     324,319     175,294       324,319      333,238
    82            333,238         17,495        342,402        97,883     333,238     175,294       333,238      342,402
    83            342,402         17,976        351,818        97,883     342,402     175,294       342,402      351,818
    84            351,818         18,470        361,493        97,883     351,818     175,294       351,818      361,493
    85            361,493         18,978        371,434        97,883     361,493     175,294       361,493      371,434
    86            371,434         19,500        381,649        97,883     371,434     175,294       371,434      381,649
    87            381,649         20,037        392,144        97,883     381,649     175,294       381,649      392,144
    88            392,144         20,588        402,928        97,883     392,144     175,294       392,144      402,928
    89            402,928         21,154        414,009        97,883     402,928     175,294       402,928      414,009
    90            414,009         21,735        425,394        97,883     414,009     175,294       414,009      425,394
--------------------------------------------------------------------------------------------------------------------------

   The examples provided in the "Income Protector" section of the prospectus are revised accordingly.